Statements of Operations (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended			12 Months Ended
		Jun. 30, 2017	Jun. 30, 2016 [2]	Jun. 30, 2017	Jun. 30, 2016		Dec. 31, 2016 [2]
Income Statement Related Disclosures [Abstract]
Selling	[1]			$ 6,722	$ 6,625
General and administrative				4,437	4,262
Total selling, general and administrative expenses		$ 5,754	$ 5,936	11,159	10,887	[2]	$ 21,900
Shipping and handling costs				271	295
Interest expense					(297)
Interest income				15	69
Re-evaluation expense on liabilities to the OCS					(183)
Other, net				(224)	32
Financial income (expenses), net		$ (56)	$ (160)	$ (209)	$ (379)	[2]	$ (847)

[1]	Including shipping and handling costs
[2]	The financial position of the PCB business is presented as discontinued operations. See also Note 1.